Offerings	Sep. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	17,117,647.0588
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 291,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,187.10
Offering Note	A. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. B. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	5,882,353
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	A. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Please see footnote 1A.